IFRS 7 - Disclosure - Liquidity Risk - Summary Of Deposit Funding (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Funds from Deposits	$ 958,415	$ 949,281
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	492,396	471,543
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	$ 466,019	$ 477,738